SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
AXA Financial Merger
On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “Merger”). As a result of the Merger, Holdings assumed all of AXA Financial’s liabilities, including its obligations under the Senior Debentures, two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of AXA Equitable Life and various guarantees for its subsidiaries. Holdings also replaced AXA Financial as a party to the $2 billion commercial paper program initiated by AXA and AXA Financial in June 2009. Holdings was removed as an issuer under the program in October 2018.
Employee Stock Purchase Plan
On September 21, 2018, Holdings’ Board of Directors approved the AXA Equitable Holdings, Inc. Stock Purchase Plan (the “Plan”), a non-qualified stock purchase plan pursuant to which eligible financial professionals and employees of Holdings and its affiliates may make monthly purchases of common stock. The holder of a majority of the outstanding shares of our common stock executed a written consent approving the adoption of the Plan on November 1, 2018.
Cash Dividend Declared
On November 9, 2018, Holdings declared a cash dividend of $0.13 per common share, payable on December 3, 2018 to all stockholders of record as of the close of business on November 26, 2018.
Increase in Share Buyback Authorization
On November 9, 2018, Holdings’ Board of Directors approved a $300 million increase to Holdings’ share repurchase program, bringing the total authorization to $800 million. The $800 million share repurchase authorization expires on March 31, 2019 (unless extended) and does not obligate Holdings to purchase any shares. Under this program, through September 30, 2018, Holdings has repurchased approximately 2.5 million shares of common stock at a total cost of approximately $57 million.

20)	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through April 6, 2018, the date the financial statements were available to be issued.

In January 2018, AXA pre-paid $50 million of a $700 million note that was issued to the Company in 2007 and $150 million of a $500 million term loan that was received from the Company in 2008.

In December 2013, Colisée Re issued a $145 million 4.75% Senior Unsecured Note to Holdings. The loan was scheduled to mature on December 19, 2028. This loan was repaid on March 26, 2018.

Effective February 1, 2018, AXA Equitable Life entered into a coinsurance reinsurance agreement to cede 90% of its single premium deferred annuities (SPDA) products issued between 1978-2001 and its Guaranteed Growth Annuity (GGA) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, AXA Equitable transferred assets with a market value equal to the statutory reserves of approximately $635 million.

In March 2018, AXA Equitable Life sold its interest in two real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in the elimination of $203 million of long-term debt on the Company’s balance sheet for the first quarter of 2018.

In February 2018, Holdings entered into the following credit facilities: (i) a $3.9 billion two-year senior unsecured delayed draw term loan agreement; (ii) a $500 million three-year senior unsecured delayed draw term loan agreement; and (iii) a $2.5 billion five-year senior unsecured revolving credit facility with a syndicate of banks. In addition to the credit facilities, Holdings entered into letter of credit facilities with an aggregate principal amount of approximately $1.9 billion, primarily to be used to support our life insurance business reinsured to EQ AZ Life Re following the GMxB Unwind.

Subsequent to entering into these credit facilities, Holdings entered into a waiver letter agreement with the lenders under each of our credit facilities and the letter of credit facilities, pursuant to which the lenders waived any default or event of default under such facilities resulting from the restatement of our annual financial statements for the year ended December 31, 2016, the restatement of our interim financial statements for the nine months ended September 30, 2017 and for the six months ended June 30, 2017, the failure to furnish audited financial statements for the year ended December 31, 2017 on a timely basis as required by such facilities and related matters.

In March 2018, Holdings sold its shares of AXA America Corporate Solutions, Inc. (“AXA CS”) to AXA. Holdings’ repayment obligation to AXA in respect of a $622 million loan made by AXA to Holdings in December 2017 was set off against AXA’s payment obligation to Holdings with respect to the sale of AXA CS shares and AXA paid Holdings the balance of the purchase price in cash.

In March 2018, AXA contributed the 0.5% minority interest in AXA Financial to Holdings so that Holdings now owns 100% of AXA Financial.

In March 2018, the Company entered into an agreement to purchase a group annuity contact with the intent of settling certain retiree qualified pension liabilities. Completion of the transaction is estimated to result in elimination of approximately 8% of the Company’s consolidated projected pension benefit obligation.

Events subsequent to the original issuance of the consolidated financial statements (unaudited):

In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through November 13, 2018, the date the financial statements were available to be reissued.

On April 11, 2018, AXA Equitable Life restated its 2016 financial statements, which caused defaults under certain of AXA Equitable Life’s derivative agreements. AXA Equitable Life sought waivers for these defaults from the relevant counterparties as appropriate and obtained all such waivers on April 11, 2018. We do not consider this to have a material impact on our business, results of operations or financial condition.

On April 20, 2018, Holdings:

•

issued $800 million aggregate principal amount of 3.900% Senior Notes due 2023, $1.5 billion aggregate principal amount of 4.350% Senior Notes due 2028 and $1.5 billion aggregate principal amount of 5.000% Senior Notes due 2048 (together, the “Notes”);

•	delivered a termination notice, to take effect April 23, 2018, for its $3.9 billion two-year senior unsecured delayed draw term loan agreement; and

•	settled certain loans issued to or received from AXA and its affiliates resulting in a net payment to AXA and its affiliates of $2,530 million in principal and $11 million of accrued interest.

On April 20, 2018, AXA pre-paid $650 million of a $700 million note that was issued to the Company in 2007 and $50 million of a $500 million term loan that was received from the Company in 2008.

On April 12, 2018, the GMxB Unwind was completed. As a result of the GMxB Unwind, we no longer benefit from the $1.5 billion revolving credit facility with AXA.

On April 23, 2018, Holdings used a portion of the net proceeds from the sale of the Notes, together with available cash, to (i) purchase 100% of the shares of AXA IM Holding US for approximately $873 million and (ii) purchase all of the AB Units held by Coliseum Re for approximately $217 million. The Company’s $185 million loan to AXA IM Holding US was settled as part of the purchase of AXA IM Holding US.

2018 Short-Term Incentive Compensation Program and Equity-Based Awards

STIC Program

On April 25, 2018, the Board of Directors approved a Short-Term Incentive Plan.

Certain executive officers will be eligible for an award under the 2018 program under the STIC Plan (the “2018 STIC Program”). The 2018 STIC Program will differ from prior programs by:

•	determining funding based solely on the performance of AXA Financial R&P Operations against its targets, rather than a mix of its performance and AXA’s performance; and

•	incorporating performance objectives that reflect AXA Financial R&P Operations’ key performance indicators, rather than objectives based on AXA’s strategy and focus.

The potential funding percentage for the 2018 STIC Program will range from 0% to 200% of target, consistent with peer payout ranges. The funding percentage will be allocated to business units based on the Company’s Chief Executive Officer’s assessment of business unit performance, provided that the funding for corporate staff will solely reflect company performance.

Expected performance objectives and weightings for the 2018 STIC Program are as follows:

Performance Objective	Weighting
Non-GAAP Operating Earnings	50%
Premiums and Flows	25%
Strategic Goals	25%

For this purpose, the “strategic goals” category will focus on the milestones needed to ensure that the Company transitions successfully to a standalone entity such as General Account optimization, IT systems implementations, position relocations and key staffing.

Transaction Incentive Grants

On April 25, 2018, the Board of Directors approved a grant of one-time equity-based awards in connection with this offering.

All Transaction Incentive Awards will be paid in the form of restricted stock units linked to the value of Holdings’ stock to further align the interests of our executive officers with those of our stockholders. The amount of the restricted stock units granted to each executive officer will be determined by dividing the executive officers’ actual award value by the offering price.

Fifty percent of each executive officer’s restricted stock units will vest based on continued service (the “Service Units”) and fifty percent will vest based on the performance of the Company’s share price (“Performance Units”) as follows:

Type of Units	Vesting Requirements
Service Units

•  50% of the Service Units will vest upon the expiration of the lock-up period related to this offering (expected to be six months);

•  25% of the Service Units will vest on the first anniversary of the offering date; and

•  25% of the Service Units will vest on the second anniversary of the offering date.

Performance Units

•  Condition #1 - if, prior to the second anniversary of the offering date, the average closing price of the Company’s share for thirty consecutive days is at least equal to 130% of the offering price, all Performance Units will immediately vest;

•  Condition #2 - if Condition #1 is not met but, prior to the fifth anniversary of the offering date, the average closing price of the Company’s share for thirty consecutive days is at least equal to 150% of the offering price, all Performance Units will immediately vest; and

•  Condition #3 - if neither Condition #1 or Condition #2 is met, fifty percent of the Performance Units will vest on the fifth anniversary of the offering date. The remaining 50% of the Performance Units will be forfeited.

Unvested restricted stock units will be forfeited upon termination of employment, except as follows:

Termination Type	Retention

Involuntary Termination	A pro-rated portion of the Performance Units based on the participant’s full months of service (without cause) completed during the five-year period from the date of grant will continue to vest subject to the performance criteria. All other units will be forfeited.

Death	All restricted stock units will be immediately vested.

Disability	All restricted stock units will continue to vest as if the individual continued employment.

Other	All restricted stock units will be forfeited.

Other Equity-Based Awards

On April 25, 2018, the Board of Directors approved certain other equity-based awards for executive officers.

Certain of the Company’s executive officers will receive an equity-based award in 2018 linked to the Company’s stock as follows.

The award will consist of three components: (a) Company performance shares (50%), (b) Company stock options (25%) and (c) Company restricted stock units (25%).

To determine the amount of Company restricted stock units to be granted to each specified executive officer, the applicable percentage of his total award value will be divided by the fair market value of the Company’s stock on the grant date. To determine the amount of Company stock options to be granted to each specified executive officer, 25% of his or her total award value will be divided by the value of a Company stock option on the grant date which will be determined using a Black-Scholes pricing methodology based on assumptions which may differ from the assumptions used in determining the option’s grant date fair value based on FASB ASC Topic 718.

The Company stock options and restricted stock units will each vest ratably over three years while the Company performance shares grants will cliff vest after three years. Company performance shares will be granted unearned and will be earned over the vesting period based on the Company’s performance against performance objectives based on Relative Total Shareholder Return and Non-GAAP Operating ROE.

Both Company performance shares and restricted stock units will receive dividend equivalents with the same vesting schedule as the related shares or units.

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “Merger”). As a result of the Merger, Holdings assumed all of AXA Financial’s liabilities, including its obligations under the Senior Debentures, two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of AXA Equitable Life and various guarantees for its subsidiaries.

Cash Dividend Declared

On August 10, 2018, Holdings declared a cash dividend of $0.13 per common share, payable on August 30, 2018 to all stockholders of record as of the close of business on August 23, 2018.

Share Repurchase Program

On August 10, 2018, Holdings’ Board of Directors authorized a share repurchase program. Under the program, Holdings may purchase up to $500 million of its common stock beginning August 16, 2018 and expiring on March 31, 2019. Holdings may choose to suspend or discontinue the repurchase program at any time. The repurchase program does not obligate Holdings to purchase any particular number of shares. As of September 30, 2018, Holdings had repurchased 2,502,194 shares of its common stock.

Commercial Paper

As a result of the Merger on October 1, 2018, Holdings replaced AXA Financial as an issuer under the AXA Financial commercial paper program. Holdings was removed as an issuer under the program in October 2018.

Employee Stock Purchase Plan

On September 21, 2018, Holdings’ Board of Directors approved the AXA Equitable Holdings, Inc. Stock Purchase Plan (the “Plan”), a non-qualified stock purchase plan pursuant to which eligible financial professionals and employees of Holdings and its affiliates may make monthly purchases of common stock. The holder of a majority of the outstanding shares of our common stock executed a written consent approving the adoption of the Plan on November 1, 2018.

Cash Dividend Declared

On November 9, 2018, Holdings declared a cash dividend of $0.13 per common share, payable on December 3, 2018 to all stockholders of record as of the close of business on November 26, 2018.

Increase in Share Buyback Authorization

On November 9, 2018, Holdings’ Board of Directors approved a $300 million increase to Holdings’ share repurchase program, bringing the total authorization to $800 million. The $800 million share repurchase authorization expires on March 31, 2019 (unless extended) and does not obligate Holdings to purchase any shares. Under this program, through September 30, 2018, Holdings has repurchased approximately 2.5 million shares of common stock at a total cost of approximately $57 million.